Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2024 and October 31, 2023. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)	July 31, 2024				October 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Exceptionally low	$1	$-	$-	$1	$2	$-	$-	$2
Very low	83,763	7,550	-	91,313	85,423	171	-	85,594
Low	48,857	15,495	-	64,352	51,366	10,820	-	62,186
Medium	6,905	5,250	-	12,155	5,289	5,434	-	10,723
High	263	2,550	-	2,813	282	2,015	-	2,297
Not rated (2)	14,292	969	-	15,261	15,906	118	-	16,024
Impaired	-	-	617	617	-	-	424	424
Gross residential mortgages	154,081	31,814	617	186,512	158,268	18,558	424	177,250
ACL	53	191	8	252	73	146	5	224
Carrying amount	154,028	31,623	609	186,260	158,195	18,412	419	177,026
Loans: Consumer instalment and other personal
Exceptionally low	8,724	237	-	8,961	1,547	4	-	1,551
Very low	20,269	1,229	-	21,498	37,924	180	-	38,104
Low	26,095	5,020	-	31,115	21,406	1,052	-	22,458
Medium	7,695	5,341	-	13,036	7,971	5,686	-	13,657
High	766	1,918	-	2,684	759	2,127	-	2,886
Not rated (2)	14,341	343	-	14,684	24,426	411	-	24,837
Impaired	-	-	577	577	-	-	549	549
Gross consumer instalment and other personal	77,890	14,088	577	92,555	94,033	9,460	549	104,042
ACL	165	384	162	711	208	415	152	775
Carrying amount	77,725	13,704	415	91,844	93,825	9,045	397	103,267
Loans: Credit cards (3)
Exceptionally low	1,670	-	-	1,670	1,605	-	-	1,605
Very low	2,122	1	-	2,123	1,946	1	-	1,947
Low	2,078	51	-	2,129	1,884	70	-	1,954
Medium	4,514	801	-	5,315	3,860	890	-	4,750
High	741	844	-	1,585	533	763	-	1,296
Not rated (2)	466	149	-	615	651	91	-	742
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	11,591	1,846	-	13,437	10,479	1,815	-	12,294
ACL	153	360	-	513	134	267	-	401
Carrying amount	11,438	1,486	-	12,924	10,345	1,548	-	11,893
Loans: Business and government (4)
Acceptable
Investment grade	194,063	3,230	-	197,293	202,731	3,886	-	206,617
Sub-investment grade	147,342	15,752	-	163,094	126,535	26,260	-	152,795
Watchlist	263	19,994	-	20,257	1,078	11,520	-	12,598
Impaired	-	-	4,847	4,847	-	-	2,987	2,987
Gross business and government	341,668	38,976	4,847	385,491	330,344	41,666	2,987	374,997
ACL	690	1,295	815	2,800	849	1,031	527	2,407
Carrying amount	340,978	37,681	4,032	382,691	329,495	40,635	2,460	372,590
Total gross loans and acceptances	585,230	86,724	6,041	677,995	593,124	71,499	3,960	668,583
Total net loans and acceptances	584,169	84,494	5,056	673,719	591,860	69,640	3,276	664,776
Commitments and financial guarantee contracts
Acceptable
Investment grade	195,684	315	-	195,999	195,149	1,721	-	196,870
Sub-investment grade	65,476	6,290	-	71,766	54,148	14,158	-	68,306
Watchlist	60	8,214	-	8,274	254	4,137	-	4,391
Impaired	-	-	750	750	-	-	687	687
Gross commitments and financial guarantee contracts	261,220	14,819	750	276,789	249,551	20,016	687	270,254
ACL	218	230	26	474	260	189	11	460
Carrying amount (5) (6)	$261,002	$14,589	$724	$276,315	$249,291	$19,827	$676	$269,794

(1)	Includes purchased credit impaired (PCI) loan balances.
(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Continuity in Loss Allowance by Each Product Type

(Canadian $ in millions)
For the three months ended	July 31, 2024				July 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$47	$209	$13	$269	$77	$133	$8	$218
Transfer to Stage 1	45	(46)	1	-	25	(25)	-	-
Transfer to Stage 2	(2)	6	(4)	-	(4)	7	(3)	-
Transfer to Stage 3	-	(5)	5	-	-	(2)	2	-
Net remeasurement of loss allowance	(45)	31	12	(2)	(26)	59	9	42
Loan originations	7	-	-	7	8	-	-	8
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	-	(4)	-	(4)	(1)	(3)	-	(4)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	5	(18)	14	1	2	36	8	46
Write-offs (3)	-	-	(1)	(1)	-	-	(1)	(1)
Recoveries of previous write-offs	-	-	1	1	-	-	2	2
Foreign exchange and other	1	1	(10)	(8)	(1)	(2)	(7)	(10)
Balance as at end of period	$53	$192	$17	$262	$78	$167	$10	$255
Loans: Consumer instalment and other personal
Balance as at beginning of period	$166	$394	$169	$729	$257	$364	$130	$751
Transfer to Stage 1	66	(62)	(4)	-	66	(63)	(3)	-
Transfer to Stage 2	(10)	24	(14)	-	(15)	27	(12)	-
Transfer to Stage 3	(1)	(35)	36	-	(3)	(27)	30	-
Net remeasurement of loss allowance	(51)	92	120	161	(68)	111	86	129
Loan originations	11	-	-	11	17	3	-	20
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(5)	(9)	-	(14)	(7)	(12)	-	(19)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	10	10	138	158	(10)	39	101	130
Write-offs (3)	-	-	(157)	(157)	-	-	(98)	(98)
Recoveries of previous write-offs	-	-	33	33	-	-	19	19
Foreign exchange and other	1	-	(15)	(14)	(5)	(3)	(11)	(19)
Balance as at end of period	$177	$404	$168	$749	$242	$400	$141	$783
Loans: Credit cards
Balance as at beginning of period	$207	$383	$-	$590	$156	$270	$-	$426
Transfer to Stage 1	56	(56)	-	-	41	(41)	-	-
Transfer to Stage 2	(16)	16	-	-	(12)	12	-	-
Transfer to Stage 3	(2)	(83)	85	-	-	(43)	43	-
Net remeasurement of loss allowance	(41)	149	73	181	(33)	88	54	109
Loan originations	21	-	-	21	20	1	-	21
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(2)	(7)	-	(9)	(2)	(6)	-	(8)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	16	19	158	193	14	11	97	122
Write-offs (3)	-	-	(192)	(192)	-	-	(115)	(115)
Recoveries of previous write-offs	-	-	48	48	-	-	28	28
Foreign exchange and other	(1)	1	(14)	(14)	(2)	-	(10)	(12)
Balance as at end of period	$222	$403	$-	$625	$168	$281	$-	$449
Loans: Business and government
Balance as at beginning of period	$884	$1,353	$653	$2,890	$1,162	$871	$405	$2,438
Transfer to Stage 1	91	(86)	(5)	-	74	(65)	(9)	-
Transfer to Stage 2	(63)	76	(13)	-	(52)	61	(9)	-
Transfer to Stage 3	(2)	(73)	75	-	(2)	(58)	60	-
Net remeasurement of loss allowance	(117)	242	461	586	(94)	236	85	227
Loan originations	70	-	-	70	58	-	-	58
Loan purchases	-	-	-	-	-	-	-	-
Derecognitions and maturities	(35)	(67)	-	(102)	(27)	(54)	-	(81)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	(56)	92	518	554	(43)	120	127	204
Write-offs (3)	-	-	(293)	(293)	-	-	(91)	(91)
Recoveries of previous write-offs	-	-	24	24	-	-	10	10
Foreign exchange and other	(1)	16	(76)	(61)	(42)	(4)	(16)	(62)
Balance as at end of period	$827	$1,461	$826	$3,114	$1,077	$987	$435	$2,499
Total as at end of period	$1,279	$2,460	$1,011	$4,750	$1,565	$1,835	$586	$3,986
Comprising: Loans	$1,061	$2,230	$985	$4,276	$1,296	$1,648	$576	$3,520
Other credit instruments (4)	218	230	26	474	269	187	10	466

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $ nil million for the three months ended July 31, 2024 ($(10) million for the three months ended July 31, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2024				July 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$73	$151	$10	$234	$59	$67	$16	$142
Transfer to Stage 1	98	(98)	-	-	64	(64)	-	-
Transfer to Stage 2	(24)	34	(10)	-	(15)	22	(7)	-
Transfer to Stage 3	-	(19)	19	-	(1)	(8)	9	-
Net remeasurement of loss allowance	(108)	138	24	54	(58)	93	9	44
Loan originations	17	-	-	17	21	-	-	21
Loan purchases	-	-	-	-	31	-	-	31
Derecognitions and maturities	(2)	(9)	-	(11)	(3)	(5)	-	(8)
Model changes	(1)	(5)	-	(6)	(19)	63	-	44
Total PCL (2)	(20)	41	33	54	20	101	11	132
Write-offs (3)	-	-	(4)	(4)	-	-	(6)	(6)
Recoveries of previous write-offs	-	-	4	4	-	-	5	5
Foreign exchange and other	-	-	(26)	(26)	(1)	(1)	(16)	(18)
Balance as at end of period	$53	$192	$17	$262	$78	$167	$10	$255
Loans: Consumer instalment and other personal
Balance as at beginning of period	$220	$434	$152	$806	$111	$304	$102	$517
Transfer to Stage 1	237	(225)	(12)	-	193	(185)	(8)	-
Transfer to Stage 2	(31)	66	(35)	-	(40)	72	(32)	-
Transfer to Stage 3	(5)	(100)	105	-	(16)	(71)	87	-
Net remeasurement of loss allowance	(202)	209	322	329	(177)	313	209	345
Loan originations	44	-	-	44	44	4	-	48
Loan purchases	-	-	-	-	179	-	-	179
Derecognitions and maturities	(12)	(25)	(11)	(48)	(20)	(26)	-	(46)
Model changes	15	46	-	61	(26)	(8)	-	(34)
Total PCL (2)	46	(29)	369	386	137	99	256	492
Write-offs (3)	-	-	(472)	(472)	-	-	(242)	(242)
Recoveries of previous write-offs	-	-	156	156	-	-	48	48
Foreign exchange and other	(89)	(1)	(37)	(127)	(6)	(3)	(23)	(32)
Balance as at end of period	$177	$404	$168	$749	$242	$400	$141	$783
Loans: Credit cards
Balance as at beginning of period	$188	$308	$-	$496	$115	$250	$-	$365
Transfer to Stage 1	172	(172)	-	-	126	(126)	-	-
Transfer to Stage 2	(43)	43	-	-	(32)	32	-	-
Transfer to Stage 3	(4)	(199)	203	-	(2)	(116)	118	-
Net remeasurement of loss allowance	(146)	434	235	523	(116)	258	135	277
Loan originations	58	-	-	58	59	1	-	60
Loan purchases	-	-	-	-	25	-	-	25
Derecognitions and maturities	(6)	(20)	-	(26)	(5)	(17)	-	(22)
Model changes	4	9	-	13	-	-	-	-
Total PCL (2)	35	95	438	568	55	32	253	340
Write-offs (3)	-	-	(523)	(523)	-	-	(299)	(299)
Recoveries of previous write-offs	-	-	123	123	-	-	70	70
Foreign exchange and other	(1)	-	(38)	(39)	(2)	(1)	(24)	(27)
Balance as at end of period	$222	$403	$-	$625	$168	$281	$-	$449
Loans: Business and government
Balance as at beginning of period	$1,043	$1,155	$533	$2,731	$746	$789	$439	$1,974
Transfer to Stage 1	478	(458)	(20)	-	212	(199)	(13)	-
Transfer to Stage 2	(237)	268	(31)	-	(124)	180	(56)	-
Transfer to Stage 3	(6)	(226)	232	-	(19)	(109)	128	-
Net remeasurement of loss allowance	(551)	851	949	1,249	(286)	449	193	356
Loan originations	217	8	-	225	199	3	-	202
Loan purchases	-	-	-	-	470	-	-	470
Derecognitions and maturities	(119)	(231)	(11)	(361)	(105)	(147)	-	(252)
Model changes	53	57	-	110	-	(1)	-	(1)
Total PCL (2)	(165)	269	1,119	1,223	347	176	252	775
Write-offs (3)	-	-	(737)	(737)	-	-	(234)	(234)
Recoveries of previous write-offs	-	-	114	114	-	-	35	35
Foreign exchange and other	(51)	37	(203)	(217)	(16)	22	(57)	(51)
Balance as at end of period	$827	$1,461	$826	$3,114	$1,077	$987	$435	$2,499
Total as at end of period	$1,279	$2,460	$1,011	$4,750	$1,565	$1,835	$586	$3,986
Comprising: Loans	$1,061	$2,230	$985	$4,276	$1,296	$1,648	$576	$3,520
Other credit instruments (4)	218	230	26	474	269	187	10	466

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $ 7 million for the nine months ended July 31, 2024 ($(7) million for the nine months ended July 31, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at July 31, 2024 and October 31, 2023. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	July 31, 2024			October 31, 2023
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$763	$8	$771	$707	$9	$716
Consumer instalment and other personal	724	160	884	1,003	129	1,132
Business and government	790	10	800	826	18	844
Total	$2,277	$178	$2,455	$2,536	$156	$2,692

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $8 million and $10 million as at July 31, 2024 and October 31, 2023, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at July 31, 2024
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.4%	2.7%	1.7%	1.9%	(2.5)%	1.3%	(3.8)%	1.2%
United States	4.0%	2.4%	1.6%	1.9%	(2.3)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.6%	3.0%	4.2%	3.5%
United States	0.7%	1.6%	1.5%	2.0%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	4.9%	4.4%	6.4%	5.7%	8.7%	9.3%	9.4%	10.2%
United States	3.2%	2.8%	4.2%	4.0%	6.6%	7.1%	7.7%	8.5%
Housing Price Index (2)
Canada (3)	3.9%	6.0%	(0.4)%	3.5%	(13.3)%	(1.0)%	(20.7)%	(5.0)%
United States (4)	6.1%	4.1%	3.0%	2.6%	(9.4)%	(0.9)%	(19.1)%	(4.3)%

	As at October 31, 2023
	Scenarios
All figures are average annual values			Upside		Base		Severe downside
			First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada			3.2%	2.6%	0.4%	1.9%	(3.9)%	1.2%
United States			4.1%	2.5%	1.4%	2.0%	(3.5)%	1.4%
Corporate BBB 10-year spread
Canada			1.7%	1.8%	2.4%	2.0%	4.2%	3.5%
United States			1.4%	1.7%	2.2%	2.1%	4.6%	3.5%
Unemployment rates
Canada			4.2%	3.7%	5.9%	5.7%	9.3%	10.1%
United States			2.9%	2.5%	4.2%	4.1%	7.5%	8.3%
Housing Price Index (2)
Canada (3)			9.9%	6.9%	5.5%	4.5%	(20.2)%	(5.0)%
United States (4)			2.7%	3.7%	(0.5)%	2.3%	(19.2)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.